Share based compensation - Narrative (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	1 Months Ended		6 Months Ended
	Apr. 30, 2024 shares	Feb. 29, 2024 shares	Jun. 30, 2024 CNY (¥) $ / shares shares	Jun. 30, 2023	Jun. 30, 2024 USD ($)
Share based compensation
Nonvested (in shares) | ¥			¥ 22,449
Weighted-average period			1 year 2 months 12 days
Share Incentive Plan, 2022
Share based compensation
Aggregate number of share options granted (in shares)	4,960,570
Service period	12 months
Share Incentive Plan, 2022 | After the completion of a qualified IPO
Share based compensation
Vesting percentage	25.00%
Share Incentive Plan, 2022 | RSU
Share based compensation
Shares vested (in shares)		117,250
Aggregate number of shares granted (in shares)		117,250
2021 Option Plan
Share based compensation
Aggregate number of share options granted (in shares)			4,960,570,000
Exercise price per share (in USD per share) | $ / shares			¥ 0.50
Expected dividend yield			0.00%	0.00%
Total unrecognized compensation expense			¥ 66,196		$ 9,290